Note 17 - Derivative Financial Instrument And Fair Value - Interest Rate Swap (Detail) - Derivative Instruments (USD $)	Dec. 31, 2011
Current Liabilities [Member]
Interest rate swap	$ 199,946
Long Term Liabilities [Member]
Interest rate swap	$ 812,553